SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP.

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE and the VIE’s subsidiaries and schools. All inter-company transactions and balances have been eliminated upon consolidation.

Noncontrolling interests

Noncontrolling interests are separately presented as a component of equity in the consolidated financial statements.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits, term deposits and debt securities with original maturities of three months or less.

Investments

Investments consist of trading securities, held-to-maturity securities, available-for-sale securities and equity method investment.

Trading securities are securities that are bought and held principally for the purpose of selling them in the near term and are reported at fair value, with unrealized gains and losses recognized in earnings.

The Group’s held-to-maturity securities consist of term deposits and debt securities placed with banks. Held-to maturity securities that will mature within one year are included in short-term investment and others are included in long-term investments. Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the security to maturity, and are recorded at amortized cost.

Investments classified as available-for-sale securities are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income.

Equity method investments relate to investee company over which the Group has the ability to exercise significant influence, but does not have control and are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee of between 20% and 50% and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. The Group’s share of earning (loss) of investee company is included in the accompanying consolidated statements of operations.

The Group reviews its investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the issuers.

If there is OTTI on debt securities, the Group separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings, which represents the difference between a security’s amortized cost basis and the discounted present value of expected future cash flows. The amount due to other factors is recognized in other comprehensive income if the entity neither intends to sell and will not more likely than not be required to sell the security before recovery. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments

Financial instruments are primarily in the form of cash and cash equivalents, amounts due from related parties, short-term investments and long-term investments in held-to-maturity and available-for-sale securities. The carrying amounts of these financial instruments except for long-term investments, approximate their fair values because of their generally short maturities. The carrying amount of long-term held-to-maturity securities approximates their fair value due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities. There is no quoted market value for the long-term available-for-sale securities; however, management estimates their fair value using discounted cash flow method. Fair value of such financial instruments is not necessarily representative of the amount that could be realized or settled.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues and expenses in the financial statements and the accompanying notes. Significant accounting estimates reflected in the Group’s financial statements include revenue recognition, valuation allowance for deferred tax assets, share-based compensation, fair value of available-for-sale securities and goodwill impairment. Actual results could differ from those estimates.

Property and equipment

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20~40 years
Furniture, fixtures and equipment	3 years
Motor vehicles	5 years
Leasehold improvements	Shorter of useful life of the assets or the lease term

Acquired intangible assets

Intangible assets with definite lives are carried at cost less accumulated amortization. Amortization of definite-lived intangible assets is computed using the straight-line method over the estimated average useful lives, which are as follows:

Trademark	10 years
Non-compete agreement	5 years

Impairment of long-lived assets with definite lives

Long-lived assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group compares the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the difference between the fair value and the carrying amount of the assets.

Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any noncontrolling interests of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Goodwill

Goodwill is not amortized but is evaluated for impairment annually or whenever events or changes in circumstances indicate that the goodwill might be impaired following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Revenue recognition

Revenues are recognized when earned and are reported net of business taxes and value added taxes.

The primary sources of the Group’s revenues are as follows:

(a)	Registration fees

The Group charges each new student a non-refundable registration fee ranging from $48.35 (Renminbi300) to $161.17 (Renminbi1,000) for diagnosis and designing a personalized tutoring plan for the student. The nonrefundable registration fee is amortized over the estimated average customer relationship life. The average customer relationship life is estimated based on the Group’s historical data and the estimate is subject to annual assessment or when an event or other changes indicate the estimate is no longer reasonable.

(b)	Tuition fees for private personalized tutoring services

Tuition revenues are collected in advance and are initially recorded as deferred revenue. Tuition revenues are recognized proportionately as the tutoring sessions are delivered. Deferred revenue relating to unused prepaid tutoring hours of expired contracts are recognized as revenues in the twenty-sixth month after the contract expiration date if no refund has been claimed by then. The refund period of twenty-six months was determined according to the applicable PRC laws and regulations. After such period, refund claims are not supported by the applicable PRC laws and regulations.

The Group’s PRC subsidiaries, VIE and VIE’s subsidiaries and schools are subject to business taxes and other related surcharges at a rate of 3.3% or 5.5% of gross revenues generated from their private personalized tutoring service. Business taxes are reported as a deduction to revenue when incurred and amounted to $13,834, $12,802 and $11,688 for the years ended December 31, 2012, 2013 and 2014, respectively.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of value added taxes (“VAT”) in lieu of business tax in certain areas and industries in the PRC. Starting from September 1, 2012, the VIE’s certain subsidiaries and schools became subject to VAT at the rates of 3%, 6% or 17%, on certain service revenues which were previously subject to business tax. VAT is also reported as a deduction to revenue when incurred and amounted to $67, $999 and $1,207 for the years ended December 31, 2012, 2013 and 2014, respectively.

Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. However, entities that are VAT small scale taxpayers, cannot offset their input VAT against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in either other current liabilities or other current assets on the consolidated balance sheets.

Advertising costs

Advertising costs are expensed as incurred. The Group incurred advertising costs totaling $26,448, $29,015 and $28,785 for the years ended December 31, 2012, 2013 and 2014, respectively, which were recorded as a component of selling and marketing expenses in the accompanying consolidated statements of operations.

Lease accounting

The Group evaluates each lease for classification as either a capital lease or an operating lease. If substantially all of the benefits and risks of ownership have been transferred to the lessee, the Group records the lease as a capital lease at its inception. The Group performs this evaluation at the inception of the lease and when a modification is made to a lease. If the lease agreement provides rent holidays or calls for a scheduled rent increase during the lease term, the Group recognizes the lease expense on a straight-line basis over the lease term. The difference between rent expense and rent paid is recorded as deferred rent. The term of the Group’s leases typically ranges from one to five years and some of them are subject to renewal at fair market value.

Government subsidies

The Group receives government subsidies from the local government authorities for encouraging regional development and technology development. Government subsidies are recognized upon receipt as an item of operating income because the subsidies are not intended to compensate for specific expenditure and not subject to future return. For the years ended December 31, 2012, 2013 and 2014, $164, $439 and $362 were received and recognized, respectively.

Foreign currency translation

The functional and reporting currency of the Company and Xueda HK is US dollar. The functional currency of the Company’s other subsidiaries, VIE and VIE’s subsidiaries and schools in the PRC is Renminbi (“RMB”).

Assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative foreign currency translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of comprehensive income.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.

Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of a forfeiture rate on a straight-line basis over the requisite service period of the award, which is generally the vesting period of the award, with the amount of compensation expenses recognized in any period not less than the portion of the grant date fair value of the options vested during that period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment in the period of change.

For awards with performance condition vesting provision, when achievement of the performance condition is deemed probable, the Group recognized compensation cost on a straight-line basis over the awards vesting periods.

When terms of awards are modified, the Company are required to record the incremental fair value, if any, of the modified awards, as compensation cost on the date of modification (for vested awards) or over the remaining service (vesting) period (for unvested awards). The incremental compensation cost is the excess of the fair value of the modified award on the date of modification over fair value of the original award immediately before the modification.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss), unrealized gain on available-for-sale securities and foreign currency translation adjustments. The Group presents the components of net income (loss), the components of other comprehensive income (loss) and total comprehensive income (loss) in two separate but consecutive statements.

Net income (loss) per share

Basic net income (loss) per share attributable to Xueda Education Group ordinary shareholders is computed by dividing net income (loss) attributable to Xueda Education Group ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income (loss) per share attributable to Xueda Education Group ordinary shareholders reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of stock options is computed using treasury stock method.

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregate amounts of $109,895 and $103,235, which were denominated in RMB, at December 31, 2013 and 2014, respectively, representing 93.9% and 90.7% of the cash and cash equivalents balances as of December 31, 2013 and 2014, respectively. The Group’s short-term investments of $129,619 and $94,721 as of December 31, 2013 and 2014, respectively, were also denominated in RMB.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, amounts due from related parties and held-to-maturity securities classified as long-term investments.

Substantially all of the Group’s cash and cash equivalents, short-term investments and held-to maturity securities classified as long-term investments are held by financial institutions located within the PRC. Financial institutions in the PRC do not have insurance similar to that provided by the Federal Deposit Insurance Corporation in the United States of America. The Group’s investment policy limits its exposure to concentrations of credit risks in relation to its investments.

The Group’s amounts due from related parties include direct loans provided to a related party located within the PRC in the amount of $2,631 and nil as of December 31, 2013 and 2014, respectively. The Group does not foresee a credit risk associated with such loans based on evaluations of the financial conditions of the related party.

Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued a new pronouncement which affects any entity using U.S. GAAP that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). This Accounting Standards Update (“ASU”) will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance. This ASU also supersedes some cost guidance included in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts. In addition, the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer (e.g., assets within the scope of Topic 360, Property, Plant, and Equipment, and intangible assets within the scope of Topic 350, Intangibles—Goodwill and Other) are amended to be consistent with the guidance on recognition and measurement (including the constraint on revenue) in this ASU.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

•	Step 1: Identify the contract(s) with a customer.
•	Step 2: Identify the performance obligations in the contract.
•	Step 3: Determine the transaction price.
•	Step 4: Allocate the transaction price to the performance obligations in the contract.
•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted.

An entity should apply the amendments in this ASU using one of the following two methods:

1.Retrospectively to each prior reporting period presented and the entity may elect any of the following practical expedients:

•	For completed contracts, an entity need not restate contracts that begin and end within the same annual reporting period.
•

For completed contracts that have variable consideration, an entity may use the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods.

•

For all reporting periods presented before the date of initial application, an entity need not disclose the amount of the transaction price allocated to remaining performance obligations and an explanation of when the entity expects to recognize that amount as revenue.

2.Retrospectively with the cumulative effect of initially applying this ASU recognized at the date of initial application. If an entity elects this transition method it also should provide the additional disclosures in reporting periods that include the date of initial application of:

•	The amount by which each financial statement line item is affected in the current reporting period by the application of this ASU as compared to the guidance that was in effect before the change.
•	An explanation of the reasons for significant changes.

The Group is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In June 2014, the FASB issued a new pronouncement which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation - Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved.

The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In August, 2014, the FASB issued a new pronouncement which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date of issuance of the entity’s financial statements. Further, an entity must provide certain disclosures if there is “substantial doubt about the entity’s ability to continue as a going concern.” The new standard is effective for fiscal years ending after December 15, 2016. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.